U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

May 5, 2009

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Direxion Insurance Trust (the “Trust”)
File Nos. 333-93813 and 811-09761

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for the Dynamic VP HY Bond Fund and combined Prospectus and Statement of Additional Information for the Evolution VP Managed Bond Fund and the Evolution VP All-Cap Equity Fund that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated April 30, 2009 filed electronically as Post-Effective Amendment No. 30 to the Trust’s Registration Statement on Form N-1A on April 28, 2009.

If you have any questions regarding this filing, please call the undersigned at (414) 765-5366.

Sincerely,

/s/ Edward L. Paz

Edward L. Paz, Esq.
For US Bancorp Fund Services, LLC